Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 62,575	$ 77,246
Trade receivables, net of allowance for doubtful accounts of $3,503 and $2,622 as of December 31, 2012 and 2013, respectively (Note 2 and 4)	469,921	474,235
Due from related companies (Note 5)	14,654	15,248
Inventories (Note 6)	303,297	180,826
Prepayments and other current assets, net of allowance for doubtful accounts of $770 and $0, as of December 31, 2012 and 2013, respectively (Note 7)	38,707	32,132
Deferred tax asset (Note 26)	1,044	0
Restricted cash (Note 2)	6,532	6,917
Total current assets	896,730	786,604
FIXED ASSETS:
Advances for vessels under construction and acquisitions (Note 8)	1,585	0
Advances for other fixed assets under construction (Note 9)	159,062	103,112
Vessels, cost (Note 10)	517,225	532,121
Vessels, accumulated depreciation (Note 10)	(95,696)	(79,095)
Vessels' net book value	421,529	453,026
Other fixed assets, net (Note 11)	22,909	13,392
Total fixed assets	605,085	569,530
OTHER NON-CURRENT ASSETS:
Deferred charges, net (Note 12)	27,478	16,562
Intangible assets (Note 3 and 13)	18,830	18,518
Goodwill (Note 3 and 13)	66,031	37,946
Deferred tax asset (Note 26)	1,852	2,524
Other non-current assets	179	159
Total non-current assets	114,370	75,709
Total assets	1,616,185	1,431,843
CURRENT LIABILITIES:
Short-term borrowings (Note 14)	331,590	321,752
Current portion of long-term debt (Note 15)	34,983	144,042
Trade payables to third-parties	231,235	225,467
Trade payables to related companies (Note 5)	10,508	17,432
Other payables to related companies (Note 5)	1,902	1,460
Derivative liability (Note 16)	839	3
Accrued and other current liabilities	41,220	24,595
Total current liabilities	652,277	734,751
OTHER NON-CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 15)	416,744	187,492
Deferred tax liability (Note 26)	2,017	3,045
Derivative liability (Note 16)	470	632
Other non-current liabilities	931	1,405
Total non-current liabilities	420,162	192,574
COMMITMENTS AND CONTINGENCIES (Note 17)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued (Note 24)	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2012 and December 31, 2013; 48,553,038 and 49,243,659 shares issued and 46,581,399 and 47,272,020 shares outstanding at December 31, 2012 and December 31, 2013, respectively (Note 24)	492	486
Treasury stock, $0.01 par value; 1,971,639 shares, repurchased at December 31, 2012 and December 31, 2013 (Note 24)	(29,327)	(29,327)
Additional paid-in capital (Note 24)	363,160	345,556
Retained earnings	209,130	183,951
Total AMPNI stockholders' equity	543,455	500,666
Non-controlling interest	291	3,852
Total equity	543,746	504,518
Total liabilities and equity	$ 1,616,185	$ 1,431,843